Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - Hutchmed Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Share-based Compensation
Share-based compensation expense	$ 16,365,000	$ 8,737,000	$ 7,173,000
Unrecognized compensation cost	$ 23,051,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	3 years 14 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 8,460,000	4,061,000	6,634,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	7,783,000	4,586,000	$ 539,000
Cost of revenues
Share-based Compensation
Share-based compensation expense	$ 122,000	$ 90,000